Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Carrying amount [Member] CAD	Dec. 31, 2013 Carrying amount [Member] CAD	Dec. 31, 2014 Fair value [Member] CAD	Dec. 31, 2013 Fair value [Member] CAD
Risk Management [Abstract]
Unamortized gain included in accumulated other comprehensive loss	7	8
Unamortized gain included in accumulated other comprehensive loss, after-tax	5	6
Financial assets [Abstract]
Investments					58	57	183	164
Financial liabilities [Abstract]
Total debt					8,409	7,840	9,767	8,683
Gain related to the fair value of foreign exchange forward contracts	9	6
Value Of Foreign Exchange Forward Contracts			$ 350	$ 325